Fair Value Measurements - Fair Value Measurement Bond Portfolio (Details) - USD ($)	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Gross Bond portfolio	$ 11,279,428	$ 10,513,428	$ 8,808,603
Impaired loans
Gross Bond portfolio	$ 11,279,428	$ 10,513,428	$ 8,808,603